Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,731,000
Previously Paid Amount	0.00
Total Fee Amount	929.55
Total Offset Amount	0.00
Net Fee	929.55
Narrative - Max Aggregate Offering Price	$ 6,731,000
Final Prospectus	true